Trade and Other Receivables - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Expected loss rate	2.05%	2.04%
Gross carrying amount - trade receivables	$ 75,627	$ 81,274
Loss allowances	1,550	1,657
Trade receivable, net	$ 74,077	$ 79,617
Current [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.14%	0.07%
Gross carrying amount - trade receivables	$ 59,867	$ 67,318
Loss allowances	86	45
Trade receivable, net	$ 59,781	$ 67,273
Past due [Member] | Less than 30 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.76%	0.86%
Gross carrying amount - trade receivables	$ 9,979	$ 9,183
Loss allowances	76	79
Trade receivable, net	$ 9,903	$ 9,104
Past due [Member] | 31-60 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	3.75%	3.95%
Gross carrying amount - trade receivables	$ 3,759	$ 2,276
Loss allowances	141	90
Trade receivable, net	$ 3,618	$ 2,186
Past due [Member] | 61-90 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	9.52%	20.18%
Gross carrying amount - trade receivables	$ 294	$ 327
Loss allowances	28	66
Trade receivable, net	$ 266	$ 261
Past due [Member] | 91-120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	23.89%	31.71%
Gross carrying amount - trade receivables	$ 180	$ 82
Loss allowances	43	26
Trade receivable, net	$ 137	$ 56
Past due [Member] | Greater than 120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	75.97%	64.70%
Gross carrying amount - trade receivables	$ 1,548	$ 2,088
Loss allowances	1,176	1,351
Trade receivable, net	$ 372	$ 737